EXHIBIT 99.1 DISCLOSURES REQUIRED BY RULE 15Ga-1(1)(2)
Name of Issuing Entity	Check if Registered	Name of Originator(3)	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced*			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			#	£(4)	% of principal balance	#	£(4)	% of principal balance	#	£(4)	% of principal balance	#	£(4)	% of principal balance	#	£(4)	% of principal balance	#	£(4)	% of principal balance	#	£(4)	% of principal balance
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class: Residential Mortgage Backed Securities - UK Performing Loans
Towd Point Mortgage Funding 2019 - Granite 4 plc		Landmark Mortgages Limited (formerly called Northern Rock plc)	64,151	3,768,929,487.20	100.00	1	126,181.00	0.0069	1	126,181.00	0.0069
Towd Point Mortgage Funding 2019 - Granite 5 plc		Landmark Mortgages Limited (formerly called Northern Rock plc)	16,813	149,360,430.31	100.00	1	1,362.00	0.0020	1	1,362.00	0.0020

TOTAL Asset Class: Residential Mortgage Backed Securities - UK Performing Loans			80,964	3,918,289,917.51	100.00	2	127,543.00	0.0089	2	127,543.00	0.0089

GRAND TOTAL			80,964	3,918,289,917.51	100.00	2	127,543.00	0.0089	2	127,543.00	0.0089

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* The Seller exercised its option under the terms of the relevant sale agreements to indemnify the applicable Issuing Entity in respect of losses incurred rather than repurchase the applicable loan.  The indemnity payments of £23,813.83 and £1,298.84 are lower than the balance of the loans.

(1) This Form ABS-15G contains all applicable Reportable Information (as defined below) that we know and that is available to us without unreasonable effort or expense.  We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (if any) (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  Our ability to provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities.  Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense, including because some Demand Entities are no longer in existence, some Demand Entities have not agreed to provide Reportable Information, some Demand Entities may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us).

The information in this Form ABS-15G has not been verified by any third party.

(2) The outstanding principal balance of each asset that has been repurchased or replaced is calculated as of the date of repurchase or replacement, the outstanding principal balance of each asset that has been liquidated is calculated as of the date of liquidation, and, except with respect to the information presented in columns (d) through (f), the outstanding principal balance of every other asset is calculated as of the last day of the reporting period. The information presented in columns (d) through (f) is at time of securitization.

(3) At time of securitization.

(4) Denominated in pound sterling.